Annual Total Returns - FidelitySustainableUSEquityFund-RetailPRO - FidelitySustainableUSEquityFund-RetailPRO - Fidelity Sustainable U.S. Equity Fund	Jul. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Fidelity Sustainable U.S. Equity Fund
Bar Chart Table:
Annual Return 2022	(19.61%)